Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Stockholders’ Equity

14. Stockholders’ Equity

In August 2021, the Company is authorized to issue 1,000,000,000 shares, consisting of 800,000,000 ordinary shares and 200,000,000 preferred shares, with a par value of $0.00002 per share. In March 2020, the Company issued 1,000 ordinary shares to its founders. In April 2021, the Company changed its name to Epsium Enterprise Limited. In May 2021, in a transaction under common control, Epsium BVI and the CEO, Mr. Son I Tam, acquired 80% and 20% of Epsium HK, respectively. Consequently, the financial statements have been retrospectively adjusted using the pooling-of-interests method to reflect the combination of the businesses for all periods presented. In August 2021, the Company recapitalized its equity structure, issuing an additional 4,000,000 ordinary shares to its CEO for $80. Between September 8 and September 16, 2021, the Company completed a Regulation S offering, selling 6,002,670 ordinary shares to 75 non-U.S. shareholders at $0.02 per share, generating aggregate proceeds of $120,053. All securities issued in the Regulation S offering are restricted and may not be offered or sold in the United States absent an effective registration statement or an applicable exemption from registration under the Securities Act of 1933.

On February 8, 2024, pursuant to the written resolutions signed by all the directors of the Company, the Company accepted the surrender of shares by each shareholder of the Company (the “Share Surrender”) and approved the cancellation of the surrendered shares (the “Share Cancellation”) such that following the Share Surrender and Share Cancellation, the total number of issued shares held by each shareholder of the Company will be reduced to 20% (or 1/5) of such shareholder’s shareholding before the Share Surrender. As a result of the Share Surrender and the Share Cancellation, the total number of issued shares of the Company reduced from 60,002,670 ordinary shares to 12,000,534 ordinary shares, with a par value of $0.00002 per share. The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation.

On February 8, 2024, 7 shareholders surrendered 48,002,136 shares back to the Company for cancellation for no consideration. (the “Share Surrender and Share Cancellation”). The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation. All shares outstanding were retroactively restated for the effect of Share Surrender prior to the initial public offering.

On March 27, 2025, the Company announced the closing of its initial public offering (the “Offering”) of 1,250,000 ordinary shares at a public offering price of US$4.00 per ordinary share. The ordinary shares began trading on the Nasdaq Capital Market on March 26, 2025 under the ticker symbol “EPSM.” The Company received aggregate gross proceeds of US$5,000,000 from the Offering; after deducting underwriting discounts and other related expenses, the company received $4,240,500 in net proceeds from the IPO. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 187,500 ordinary shares at the public offering price, less underwriting discounts. On April 16, 2025, the underwriter fully exercised the over-allotment option to purchase an additional 187,500 Ordinary Shares. The Company received $667,500 in net proceeds from the exercise of the over-allotment option, after deducting underwriting discounts and other estimated expenses payable by the Company. The closing of the over-allotment option took place on April 17, 2025.

Amount
Gross proceed from IPO and OA:	$5,750,000
Less: Underwriter discount	(517,500)
Less: Offering cost paid through fund flow	(324,500)
Subtotal: Net proceeds from IPO	4,908,000
Paid off accrued offering related expenses during as of December 31, 2024	195,091

Total: Shares issuance for cash in SOSE.	$5,103,091

On June 11, 2025, Mr. Son I, Tam who is the CEO of the Company purchased 100 shares of Epsium HK from Mr. Chi Long Lou by paying HK$1. After the purchases, Epsium BVI owns 80% of Epsium HK and Mr. Son I, Tam owns 20% of Epsium HK.

On June 23, 2025, the Company repurchased 15,000 shares of ordinary shares of par value US$0.00002 from 3 employees for $300,000. The repurchased shares are held as treasury stock.

On August 22, 2025, the Company held an Extraordinary General Meeting at which shareholders: 1 approved re-designation and re-classification of the Company’s share capital into 800,000,000 Class A Ordinary Shares, 100,000,000 Class B Ordinary Shares (each carrying 20 votes), and 100,000,000 Preferred Shares. 2 approved amendments to the Company’s Memorandum and Articles of Association to reflect the new share structure and adopted the Second Amended and Restated M&A. 3 authorized the repurchase of 10,800,000 Class A Ordinary Shares from Son I Tam and the simultaneous issuance of 10,800,000 Class B Ordinary Shares to him, resulting in his acquisition of approximately 1% of the Company’s total authorized share capital.

On October 6, 2025, Son I Tam converted 26,000 Class B Ordinary Shares into an equivalent number of Class A Ordinary Shares. Following this conversion, Son I Tam subsequently sold 11,500 Class A Ordinary Shares in the open market. Consequently, Son I Tam is current holding consists of 14,500 Class A Ordinary Shares.

13,438,034 and 12,000,534 ordinary shares were issued and outstanding as of December 31, 2025 and 2024, respectively.

No preferred shares were issued and outstanding as of December 31, 2025 and 2024.